FINANCIAL RISK MANAGEMENT - Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 176,709,974	S/ 148,524,252
Financial liabilities, at fair value	198,699,042	149,143,066
Financial assets	176,006,344	148,104,567
Financial liabilities	197,404,904	148,260,149
Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	142,365,502	112,005,385
Financial liabilities	142,365,502	112,005,385
Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	27,923,617	7,678,016
Financial liabilities	27,923,617	7,678,016
Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	6,327,779	9,032,177
Financial liabilities	5,978,257	8,841,732
Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	455,343	535,222
Financial liabilities	455,343	535,222
Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	338,446	216,734
Financial liabilities	338,446	216,734
Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	750,578	830,153
Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	17,264,023	15,638,835
Financial liabilities	16,319,407	14,946,363
Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	3,273,754	3,206,544
Financial liabilities	3,273,754	3,206,544
Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	36,752,994	25,986,762
Financial assets	36,752,994	25,986,762
Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	2,394,302	4,288,524
Financial assets	2,394,302	4,288,524
Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	127,761,125	110,485,717
Financial assets	127,761,125	110,485,717
Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	937,223	838,731
Financial assets	937,223	838,731
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	919,419	791,704
Financial assets	919,419	791,704
Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	1,823,556	1,700,861
Financial assets	1,823,556	1,700,861
Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	5,666,012	3,896,731
Financial assets	4,962,382	3,477,046
Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	455,343	535,222
Financial assets	455,343	535,222
Level 1 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	5,552,020	3,772,509
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	5,552,020	3,772,509
Level 1 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	171,157,954	144,751,743
Financial liabilities, at fair value	198,699,042	149,143,066
Level 2 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	142,365,502	112,005,385
Level 2 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	27,923,617	7,678,016
Level 2 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	6,327,779	9,032,177
Level 2 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	455,343	535,222
Level 2 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	338,446	216,734
Level 2 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	750,578	830,153
Level 2 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	17,264,023	15,638,835
Level 2 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	3,273,754	3,206,544
Level 2 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	36,752,994	25,986,762
Level 2 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	2,394,302	4,288,524
Level 2 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	127,761,125	110,485,717
Level 2 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	937,223	838,731
Level 2 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	919,419	791,704
Level 2 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	1,823,556	1,700,861
Level 2 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	113,992	124,222
Level 2 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	455,343	535,222
Level 3 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 0	S/ 0